Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities of Continuing Operations:
Income from continuing operations	$ 4,920	$ 5,436	$ 4,356
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	2,140	1,962	1,863
Deferred income tax provision	62	398	662
Stock compensation cost	192	152	158
Canadian Government Settlement	(285)	(237)	867
Change in:
Accounts receivable	448	941	438
Inventories and contracts in progress	1,074	719	766
Other current assets	101	(49)	55
Accounts payable and accrued liabilities	1,571	450	490
Global pension contributions	2,112	303	147
Other operating activities, net	(766)	(165)	235
Net Cash Provided by Operating Activities, Continuing Operations	5,631	6,412	6,755
Investing Activities of Continuing Operations:
Capital expenditures	2,014	1,699	1,652
Increase in customer financing assets	1,197	438	364
Decrease in customer financing assets	222	217	117
Investments in businesses	231	710	538
Dispositions of businesses	70	211	200
Proceeds from the sale of the investment in Watsco Inc.	596	0	0
Increase in collaboration intangible assets	380	388	437
Payments (receipts) from settlements of derivative contracts	317	(249)	(160)
Other investing activities, net	(232)	(49)	280
Net cash flows used in investing activities of continuing operations	(3,019)	(2,509)	(2,794)
Financing Activities of Continuing Operations:
Issuance of long-term debt	4,954	6,469	1,744
Repayment of long-term debt	1,604	2,452	1,764
(Decrease) increase in short-term borrowings, net	(271)	(331)	795
Proceeds from Issuance of Common Stock - Equity unit settlement	0	0	1,100
Common Stock issued under employee stock plans	31	13	41
Dividends paid on Common Stock	2,074	2,069	2,184
Repurchase of Common Stock	1,453	2,254	10,000
Other financing activities, net	(576)	(564)	(508)
Net cash flows used in financing activities of continuing operations	(993)	(1,188)	(10,776)
Discontinued Operations:
Net cash used in operating activities	0	(2,532)	(372)
Net cash provided by investing activities	0	6	9,000
Cash used in financing activities, discontinued operations	0	0	(9)
Net cash flows (used in) provided by discontinued operations	0	(2,526)	8,619
Effect of foreign exchange rate changes on cash and cash equivalents	210	(120)	(174)
Net increase in cash and cash equivalents	1,829	69	1,630
Cash and Cash Equivalents, beginning of period	7,189	7,120	5,490
Cash and Cash Equivalents, end of period	9,018	7,189	7,120
Cash and cash equivalents of continuing operations, end of year	8,985	7,157	7,075
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	974	1,157	1,057
Income taxes paid, net of refunds	1,326	4,096	2,060
Contributions of UTC Common Stock to domestic defined benefit pension plans	0	0	250
Restricted Cash And Cash Equivalents	$ 33	$ 32	$ 45